SHAREHOLDERS' EQUITY - Preference Shares (Details)	Dec. 31, 2020 $ / shares shares
SHAREHOLDERS' EQUITY
Preference shares, par value | $ / shares	$ 0.0001
Preference shares, shares authorized	5,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0